Related Party Transactions - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
SummerBio [Member]
Related Party Transaction [Line Items]
Expenses and related payments	$ 1.6	$ 0.1
Related Party Transaction Other Revenues From Transactions With Related Party		0.2
Due to Related Parties	0.1	0.1
Due from related parties		0.2
Office Space And Certain Utilities And Maintenance Services [Member]
Related Party Transaction [Line Items]
Expenses and related payments	1.3	1.5
Due to related party	$ 0.1	$ 0.2